Long-term Debt and Other Borrowing Arrangements	12 Months Ended
Oct. 29, 2017
Long-term Debt and Other Borrowing Arrangements
Long-term Debt and Other Borrowing Arrangements

Note F

Long-term Debt and Other
Borrowing Arrangements

Long-term debt consists of:

(in thousands)	October 29, 2017	October 30, 2016
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$ 250,000	$ 250,000

Less: current maturities	–	–

Total	$ 250,000	$ 250,000

The Company has a $400.0 million unsecured revolving line of credit which was extended by one year during fiscal 2016 at the Company’s discretion and matures in June 2021. The unsecured revolving line of credit bears interest at a variable rate based on LIBOR, and a fixed fee is paid for the availability of this credit line. As of October 29, 2017, and October 30, 2016, the Company had no outstanding draws from this line of credit.

The Company had a $300.0 million term loan facility which expired in December 2016.

The Company is required by certain covenants in its debt agreements to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid in the last three fiscal years is as follows:

(in millions)
2017	$ 12.7
2016	12.9
2015	13.1